Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables [Abstract]
Schedule of trade receivables
		As of December 31,
	Note	2022	2021
Credit card companies	7.1	241	75
Credit card companies with related parties	10.1	49	24
Sales ticket and payment slips	7.2	249	118
Trade receivables with related parties	10.1	24	31
Trade receivables with suppliers/payment slips		18	23
		581	271
Provision for expected credit losses	7.3	(11)	(6)
		570	265

Schedule of trade receivables by their gross amount by maturity period
			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2022	581	576	4	-	-	1
2021	271	269	1	-	-	1

Schedule of provision for expected losses in the balance sheet
	For the year ended December 31,
	2022	2021	2020
At the beginning of the year	(6)	(4)	(32)
Additions	(36)	(15)	(56)
Reversals	31	13	5
Write off trade receivables	-	-	42
Discontinued operations	-	-	43
Foreign currency translation adjustment	-	-	(6)
At the end of the year	(11)	(6)	(4)